                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                RULE 24f-2 NOTICE

                                       FOR

                Providentmutual Variable Annuity Separate Account

                              (Name of Registrant)

                              300 Continental Drive

                                Newark, DE 19713
                    (Address of principal executive offices)

                         File Nos. 33-44180 and 33-65512

1. The following information is set forth pursuant to the requirements of Rule 24f-2(b)(1):

         (i).     Fiscal year for which Notice is filed:

                  Fiscal year ended December 31, 1996

         (ii). Number or amount of securities of the same class or series, if any, which had been registered under the Securities Act of 1933 other than pursuant to Rule 24f-2 but which remained unsold at the beginning of such fiscal year.
                  None

         (iii). The number or amount of securities, if any, registered during such fiscal year other than pursuant to Rule 24f-2:

                  None

         (iv). The number or amount of securities sold during the fiscal year:

         Growth                      Money Market                Bond                         Managed
         Subaccount                  Subaccount                  Subaccount                   Subaccount
         $7,963,484.88               $145,701,612.53             $2,159,703.98                $3,994,379.22

         worth of                    worth of                    worth of                     worth of
         policies (1)                policies (2)                policies (3)                 policies (4)

Aggressive                                              Fidelity                     Fidelity Equity
Growth                      International               High Income                  Income
Subaccount                  Subaccount                  Subaccount                   Subaccount
----------                  ----------                  ----------                   ----------
$4,039,692.15               $6,052,729.98               $7,267,344.38                $24,842,756.77

worth of                    worth of                    worth of                     worth of
policies (5)                policies (6)                policies (7)                 policies (8)

                            Fidelity                    Fidelity Asset
Fidelity Growth             Overseas                    Manager                      Fidelity Index
Subaccount                  Subaccount                  Subaccount                   500 Subaccount
----------                  ----------                  ----------                   --------------
$23,526,670.62              $139,043.02                 $7,420,088.96                $15,711,908.18

worth of                    worth of                    worth of                     worth of
policies (9)                policies (10)               policies (11)                policies (12)


                            Fidelity
Fidelity                    Investment                  Quest for Value              Quest for Value
ContraFund                  Grade                       Equity                       Small Cap
Subaccount                  Bond Subaccount             Subaccount                   Subaccount
----------                  ---------------             ----------                   ----------
$12,666,918.19              $149,750.36                 $5,369,738.00                $4,451,875.72

worth of                    worth of                    worth of                     worth of
policies (13)               policies (14)               policies (15)                policies (16)


Quest for Value                                         Scudder Growth and           Scudder
Managed                     Scudder Bond                Income                       International
Subaccount                  Subaccount                  Subaccount                   Subaccount
----------                  ----------                  ----------                   ----------
$18,471,059.32              $3,190,771.80               $4,084,492.19                $4,914,280.15

worth of                    worth of                    worth of                     worth of
policies (17)               policies (18)               policies (19)                policies (20)



Dreyfus Zero                Dreyfus Growth              Dreyfus Socially             Federated U.S.
Coupon 2000                 and Income                  Responsible                  Government Bond
Subaccount                  Subaccount                  Subaccount                   Subaccount
----------                  ----------                  ----------                   ----------
$4,054,533.51               $11,175,029.49              $1,684,968.46                $1,738,400.91

worth of                    worth of                    worth of                     worth of
policies (21)               policies (22)               policies (23)                policies (24)

                                     Neuberger                                                Neuberger &
         Federated                   & Berman                    Neuberger &                  Berman Limited
         Utility Fund                Balanced                    Berman Growth                Maturity Bond
         Subaccount                  Subaccount                  Subaccount                   Subaccount
         ----------                  ----------                  ----------                   ----------
         $2,240,368.01               $41,933.48                  $103,349.79                  $132,527.58

         worth of                    worth of                    worth of                     worth of
         policies (25)               policies (26)               policies (27)                policies (28)


                                     Van Eck                     Van Eck Gold                 Van Eck
                                     Worldwide                   and Natural                  Emerging
         TCI Growth                  Bond                        Resources                    Markets
         Subaccount                  Subaccount                  Subaccount                   Subaccount
         ----------                  ----------                  ----------                   ----------
         $61,276.79                  $143,795.60                 $18,470.93                   $71,376.01

         worth of                    worth of                    worth of                     worth of
         policies (29)               policies (30)               policies (31)                policies (32)


         Alger American
         Small
         Capitalization
         Subaccount
         ----------
         $460,357.91

         worth of
         policies (33)



(v). The number or amount of securities sold during such fiscal year in reliance upon registration pursuant to Rule 24f-2

         Growth                      Money Market                Bond                         Managed
         Subaccount                  Subaccount                  Subaccount                   Subaccount
         ----------                  ----------                  ----------                   ----------
         $7,963,484.88               $145,701,612.53             $2,159,703.98                $3,994,379.22

         worth of                    worth of                    worth of                     worth of
         policies (1)                policies (2)                policies (3)                 policies (4)

         Aggressive Growth           International               Fidelity High Income         Fidelity Equity
         Subaccount                  Subaccount                  Subaccount                   Income Subaccount
         ----------                  ----------                  ----------                   -----------------
         $4,039,692.15               $6,052,729.98               $7,267,344.38                $24,842,756.77

         worth of                    worth of                    worth of                     worth of
         policies (5)                policies (6)                policies (7)                 policies (8)



         Fidelity Growth             Fidelity Overseas           Fidelity Asset               Fidelity Index 500
         Subaccount                  Subaccount                  Manager Subaccount           Subaccount
         ----------                  ----------                  ------------------           ----------
         $23,526,670.62              $139,043.02                 $7,420,088.96                $15,711,908.18

         worth of                    worth of                    worth of                     worth of
         policies (9)                policies (10)               policies (11)                policies (12)



                                     Fidelity                    Quest for Value              Quest for Value
         Fidelity ContraFund         Investment Grade            Equity                       Small Cap
         Subaccount                  Bond Subaccount             Subaccount                   Subaccount
         ----------                  ---------------             ----------                   ----------
         $12,666,918.19              $149,750.36                 $5,369,738.00                $4,451,875.72

         worth of                    worth of                    worth of                     worth of
         policies (13)               policies (14)               policies (15)                policies (16)


                                     Scudder Growth and          Scudder
         Quest for Value             Scudder Bond                Income                       International
         Managed Subaccount          Subaccount                  Subaccount                   Subaccount
         ------------------          ----------                  ----------                   ----------
         $18,471,059.32              $3,190,771.80               $4,084,492.19                $4,914,280.15

         worth of                    worth of                    worth of                     worth of
         policies (17)               policies (18)               policies (19)                policies (20)



         Dreyfus Zero Coupon         Dreyfus Growth and          Dreyfus Socially             Federated U.S.
         2000                        Income                      Responsible                  Government Bond
         Subaccount                  Subaccount                  Subaccount                   Subaccount
         ----------                  ----------                  ----------                   ----------
         $4,054,533.51               $11,175,029.49              $1,684,968.46                $1,738,400.91

         worth of                    worth of                    worth of                     worth of
         policies (21)               policies (22)               policies (23)                policies (24)

                                                                                              Neuberger & Berman
         Federated                   Neuberger & Berman          Neuberger & Berman           Limited Maturity
         Utility Fund                Balanced                    Growth                       Bond
         Subaccount                  Subaccount                  Subaccount                   Subaccount
         ----------                  ----------                  ----------                   ----------
         $2,240,368.01               $41,933.48                  $103,349.79                  $132,527.58

         worth of                    worth of                    worth of                     worth of
         policies (25)               policies (26)               policies (27)                policies (28)


                                     Van Eck Worldwide           Van Eck Gold and             Van Eck Emerging
         TCI Growth                  Bond                        Natural Resources            Markets
         Subaccount                  Subaccount                  Subaccount                   Subaccount
         ----------                  ----------                  ----------                   ----------
         $61,276.79                  $143,795.60                 $18,470.93                   $71,376.01

         worth of                    worth of                    worth of                     worth of
         policies (29)               policies (30)               policies (31)                policies (32)


         Alger American
         Small
         Capitalization
         Subaccount
         ----------
         $460,357.91

         worth of
         policies (33)


2. An opinion of counsel with respect to the validity of the shares accompanies this Notice.

3.       Filing fee with respect to shares specified in 1(v) above:

         Growth Subaccount                                 $   1,420.57           (1)
         Money Market Subaccount                               2,610.59           (2)
         Bond Subaccount                                         431.27           (3)
         Managed Subaccount                                      514.09           (4)
         Aggressive Growth Subaccount                            609.76           (5)
         International Subaccount                                983.84           (6)
         Fidelity High Income Subaccount                       1,594.81           (7)
         Fidelity Equity Income Subaccount                     5,169.41           (8)
         Fidelity Growth Subaccount                            5,308.42           (9)
         Fidelity Overseas Subaccount                             38.66          (10)
         Fidelity Asset Manager Subaccount                       637.61          (11)
         Fidelity Index 500 Subaccount                         3,885.50          (12)
         Fidelity Contra Fund Subaccount                       3,148.55          (13)

         Fidelity Investment Grade Bond Subaccount                42.68          (14)
         Quest for Value Equity Subaccount                     1,224.06          (15)
         Quest for Value Small Cap Subaccount                    823.19          (16)
         Quest for Value Managed Subaccount                    3,801.75          (17)
         Scudder Bond Subaccount                                 568.86          (18)
         Scudder Growth and Income Subaccount                  1,035.66          (19)
         Scudder International Subaccount                      1,377.89          (20)
         Dreyfus Zero Coupon 2000 Subaccount                     605.72          (21)
         Dreyfus Growth and Income Subaccount                  2,768.79          (22)
         Dreyfus Socially Responsible Subaccount                 448.31          (23)
         Federated U.S. Government Bond Subaccount               426.65          (24)
         Federated Utility Fund Subaccount                       568.15          (25)
         Neuberger & Berman Balanced Subaccount                   12.68          (26)
         Neuberger & Berman Growth Subaccount                     30.60          (27)
         Neuberger & Berman Limited Maturity Bond Subaccount      22.41          (28)
         TCI Growth Subaccount                                    18.05          (29)
         Van Eck Worldwide Bond Subaccount                        27.04          (30)
         Van Eck Gold and Natural Resources Subaccount             4.88          (31)
         Van Eck Emerging Markets Subaccount                      20.77          (32)
         Alger American Small Capitalization Subaccount          136.73          (33)
                                                             ----------

                                                             $40,317.96

Minimum Filing Fee (Certified Check Enclosed):  $40,317.96

DATED:  February 26, 1997

                     PROVIDENTMUTUAL VARIABLE ANNUITY SEPARATE ACCOUNT

                     BY: /s/ M. Diane
                         ----------------------------------------
                         M. Diane Koken

------------------------

(1) The actual aggregate sales price was $7,963,484.88, which consists of 3,853 policies allocating premiums to the Growth Subaccount. During the fiscal year ended December 31, 1996, the actual aggregate redemption price of Growth Subaccount policies redeemed was $3,275,618.89. (No portion of such aggregate redemption price has been applied by the Registrant pursuant to Rule 24f-2(c) in any filing made pursuant to Section 24(e)(1) of the Investment Company Act of 1940.) Pursuant to Rule 24f-2(c), the filing fee with respect to the policies in calculated as follows:

         $7,963,484.88 - 3,275,618.89 = $4,687,865.99 / 3300 = $1,420.57

(2) The actual aggregate sales price was $145,701,612.53, which consists of 6,688 policies allocating premiums to the Money Market Subaccount. During the fiscal year ended December 31, 1996, the actual aggregate redemption price of Money Market Subaccount policies redeemed was $137,086,679.93. (No portion of such aggregate redemption price has been applied by the Registrant pursuant to Rule 24f-2(c) in any filing made pursuant to Section 24(e)(1) of the Investment Company Act of 1940.) Pursuant to Rule 24f-2(c), the filing fee with respect to the policies is calculated as follows:

         $145,701,612.53 - 137,086,679.93 = $8,614,932.60 / 3300 = $2,610.59

(3) The actual aggregate sales price was $2,159,703.98, which consists of 1,537 policies allocating premiums to the Bond Subaccount. During the fiscal year ended December 31, 1996, the actual aggregate redemption price of Bond Subaccount policies redeemed was $736,501.69. (No portion of such aggregate redemption price has been applied by the Registrant pursuant to Rule 24f-2(c) in any filing made pursuant to Section 24(e)(1) of the Investment Company Act of 1940.) Pursuant to Rule 24f-2(c), the filing fee with respect to the policies is calculated as follows:

         $2,159,703.98 - 736,501.69 = $1,423,202.29 / 3300 = $431.27

(4) The actual aggregate sales price was $3,994,379.22, which consists of 1,869 policies allocating premiums to the Managed Subaccount. During the fiscal year ended December 31, 1996, the actual aggregate redemption price of Managed Subaccount policies redeemed was $2,297,886.84. (No portion of such aggregate redemption price has been applied by the Registrant pursuant to Rule 24f-2(c) in any filing made pursuant to Section 24(e)(1) of the Investment Company Act of 1940.) Pursuant to Rule 24f-2(c), the filing fee with respect to the policies is calculated as follows:

         $3,994,379.22 - 2,297,886.84 = $1,696,492.38 / 3300 = $514.09

(5) The actual aggregate sales price was $4,039,692.15, which consists of 2,958 policies allocating premiums to the Aggressive Growth Subaccount. During the fiscal year ended December 31, 1996, the actual aggregate redemption price of Aggressive Growth Subaccount policies redeemed was $2,027,473.64. (No portion of such aggregate redemption price has been applied by the Registrant pursuant to Rule 24f-2(c) in any filing made pursuant to Section 24(e)(1) of the Investment Company Act of 1940.) Pursuant to Rule 24f-2(c), the filing fee with respect to the policies is calculated as follows:

         $4,039,692.15 - 2,027,473.64 = $2,012,218.51 / 3300 = $609.76

(6) The actual aggregate sales price was $6,052,729.98, which consists of 5,153 policies allocating premiums to the International Subaccount. During the fiscal year ended December 31, 1996, the actual aggregate redemption price of International Subaccount policies redeemed was $2,806,063.35. (No portion of such aggregate redemption price has been applied by the Registrant pursuant to Rule 24f-2(c) in any filing made pursuant to Section 24(e)(1) of the Investment Company Act of 1940.) Pursuant to Rule 24f-2(c), the filing fee with respect to the policies is calculated as follows:

         $6,052,729.98 - 2,806,063.35 = $3,246,666.63 / 3300 = $983.84

(7) The actual aggregate sales price was $7,267,344.38, which consists of 2,902 policies allocating premiums to the Fidelity High Income Subaccount. During the fiscal year ended December 31, 1996, the actual aggregate redemption price of Fidelity High Income Subaccount policies redeemed was $2,004,483.58. (No portion of such aggregate redemption price has been applied by the Registrant pursuant to Rule 24f-2(c) in any filing made pursuant to Section 24(e)(1) of the Investment Company Act of 1940.) Pursuant to Rule 24f-2(c), the filing fee with respect to the policies is calculated as follows:

         $7,267,344.38 - 2,004,483.58 = $5,262,860.80 / 3300 = $1,594.81

(8) The actual aggregate sales price was $24,842,756.77, which consists of 10,382 policies allocating premiums to the Fidelity Equity Income Subaccount. During the fiscal year ended December 31, 1996, the actual aggregate redemption price of Fidelity Equity Income Subaccount policies redeemed was $7,783,692.79. (No portion of such aggregate redemption price has been applied by the Registrant pursuant to Rule 24f-2(c) in any filing made pursuant to Section 24(e)(1) of the Investment Company Act of 1940.) Pursuant to Rule 24f- 2(c), the filing fee with respect to the policies is calculated as follows:

         $24,842,756.77 - 7,783,692.79 = $17.059,063.98 / 3300 = $5,169.41

(9) The actual aggregate sales price was $23,526,670.62, which consists of 11,468 policies allocating premiums to the Fidelity Growth Subaccount. During the fiscal year ended December 31, 1996, the actual aggregate redemption price of Fidelity Growth Subaccount policies redeemed was $6,008,890.17. (No portion of such aggregate redemption price has been applied by the Registrant pursuant to Rule 24f-2(c) in any filing made pursuant to Section 24(e)(1) of the Investment Company Act of 1940.) Pursuant to Rule 24f-2(c), the filing fee with respect to the policies is calculated as follows:

         $23,526,670.62 - 6,008,890.17 = $17,517,780.45 / 3300 = $5,308.42

(10) The actual aggregate sales price was $139,043,02, which consists of 53 policies allocating premiums to the Fidelity Overseas Subaccount. During the fiscal year ended December 31, 1996, the actual aggregate redemption price of Fidelity Overseas Subaccount policies redeemed was $11,470.96. (No portion of such aggregate redemption price has been applied by the Registrant pursuant to Rule 24f-2(c) in any filing made pursuant to Section 24(e)(1) of the Investment Company Act of 1940.) Pursuant to Rule 24f-2(c), the filing fee with respect to the policies is calculated as follows:

         $139,043.02 - 11,470.96 = $127,572.06 / 3300 = $38.66

(11) The actual aggregate sales price was $7,420,088.96, which consists of 3,081 policies allocating premiums to the Fidelity Asset Manager Subaccount. During the fiscal year ended December 31, 1996, the actual aggregate redemption price of Fidelity Asset Manager Subaccount policies redeemed was $5,315,980.15. (No portion of such aggregate redemption price has been applied by the Registrant pursuant to Rule 24f-2(c) in any filing made pursuant to Section 24(e)(1) of the Investment Company Act of 1940.) Pursuant to Rule 24f-2(c), the filing fee with respect to the policies is calculated as follows:

         $7,420,088.96 - 5,315,980.15 = $2,104,108.81 / 3300 = $637.61

(12) The actual aggregate sales price was $15,711,908.18, which consists of 6,787 policies allocating premiums to the Fidelity Index 500 Subaccount. During the fiscal year ended December 31, 1996, the actual aggregate redemption price of Fidelity Index 500 Subaccount policies redeemed was $2,889,747.55. (No portion of such aggregate redemption price has been applied by the Registrant pursuant to Rule 24f-2(c) in any filing made pursuant to Section 24(e)(1) of the Investment Company Act of 1940.) Pursuant to Rule 24f-2(c), the filing fee with respect to the policies is calculated as follows:

         $15,711,908.18 - 2,889,747.55 = $12,822,160.63 / 3300 = $3,885.50

(13) The actual aggregate sales price was $12,666,918.19, which consists of 5,178 policies allocating premiums to the Fidelity ContraFund Subaccount. During the fiscal year ended December 31, 1996, the actual aggregate redemption price of Fidelity ContraFund Subaccount policies redeemed was $2,276,689.41. (No portion of such aggregate redemption price has been applied by the Registrant pursuant to Rule 24f-2(c) in any filing made pursuant to Section 24(e)(1) of the Investment Company Act of 1940.) Pursuant to Rule 24f-2(c), the filing fee with respect to the policies is calculated as follows:

         $12,666,918.19 - 2,276,689.41 = $10,390,228.78 / 3300 = $3,148.55

(14) The actual aggregate sales price was $149,750.36, which consists of 47 policies allocating premiums to the Fidelity Investment Grade Bond Subaccount. During the fiscal year ended December 31, 1996, the actual aggregate redemption price of Fidelity Investment Grade Bond Subaccount policies redeemed was $8,902.17. (No portion of such aggregate redemption price has been applied by the Registrant pursuant to Rule 24f-2(c) in any filing made pursuant to Section 24(e)(1) of the Investment Company Act of 1940.) Pursuant to Rule 24f- 2(c), the filing fee with respect to the policies is calculated as follows:

         $149,750.36 - 8,902.17 = $140,848.19 / 3300 = $42.68

(15) The actual aggregate sales price was $5,369,738.00, which consists of 2,747 policies allocating premiums to the Quest for Value Equity Subaccount. During the fiscal year ended December 31, 1996, the actual aggregate redemption price of Quest for Value Equity Subaccount policies redeemed was $1,330,352.29. (No portion of such aggregate redemption price has been applied by the Registrant pursuant to Rule 24f-2(c) in any filing made pursuant to Section 24(e)(1) of the Investment Company Act of 1940.) Pursuant to Rule 24f-2(c), the filing fee with respect to the policies is calculated as follows:

         $5,369,738.00 - 1,330,352.29 = $4,039,385.71 / 3300 = $1,224.06

(16) The actual aggregate sales price was $4,451,875.72 which consists of 3,512 policies allocating premiums to the Quest for Value Small Cap Subaccount. During the fiscal year ended December 31, 1996, the actual aggregate redemption price of Quest for Value Small Cap Subaccount policies redeemed was $1,735,332.42. (No portion of such aggregate redemption price has been applied by the Registrant pursuant to Rule 24f-2(c) in any filing made pursuant to Section 24(e)(1) of the Investment Company Act of 1940.) Pursuant to Rule 24f- 2(c), the filing fee with respect to the policies is calculated as follows:

         $4,451,875.72 - 1,735,332.42 = $2,716,543.30 / 3300 = $823.19

(17) The actual aggregate sales price was $18,471,059.32, which consists of 5,985 policies allocating premiums to the Quest for Value Managed Subaccount. During the fiscal year ended December 31, 1996, the actual aggregate redemption price of Quest for Value Managed Subaccount policies redeemed was $5,925,269.50. (No portion of such aggregate redemption price has been applied by the Registrant pursuant to Rule 24f-2(c) in any filing made pursuant to Section 24(e)(1) of the Investment Company Act of 1940.) Pursuant to Rule 24f-2(c), the filing fee with respect to the policies is calculated as follows:

         $18,471,059.32 - 5,925,269.50 = $12,545,789.82 / 3300 = $3,801.75

(18) The actual aggregate sales price was $3,190,771.80, which consists of 1,934 policies allocating premiums to the Scudder Bond Subaccount. During the fiscal year ended December 31, 1996, the actual aggregate redemption price of Scudder Bond Subaccount policies redeemed was $1,313,550.09. (No portion of such aggregate redemption price has been applied by the Registrant pursuant to Rule 24f-2(c) in any filing made pursuant to Section 24(e)(1) of the Investment Company Act of 1940.) Pursuant to Rule 24f-2(c), the filing fee with respect to the policies is calculated as follows:

         $3,190,771.80 - 1,313,550.09 = $1,877,221.71 / 3300 = $568.86

(19) The actual aggregate sales price was $4,084,492.19, which consists of 1,679 policies allocating premiums to the Scudder Growth and Income Subaccount. During the fiscal year ended December 31, 1996, the actual aggregate redemption price of Scudder Growth and Income Subaccount policies redeemed was $666,814.10. (No portion of such aggregate redemption price has been applied by the Registrant pursuant to Rule 24f-2(c) in any filing made pursuant to Section 24(e)(1) of the Investment Company Act of 1940.) Pursuant to Rule 24f- 2(c), the filing fee with respect to the policies is calculated as follows:

         $4,084,492.19 - 666,814.10 = $3,417,678.09 / 3300 = $1,035.66

(20) The actual aggregate sales price was $4,914,280.15, which consists of 2,567 policies allocating premiums to the Scudder International Subaccount. During the fiscal year ended December 31, 1996, the actual aggregate redemption price of Scudder International Subaccount policies redeemed was $367,232.27. (No portion of such aggregate redemption price has been applied by the Registrant pursuant to Rule 24f-2(c) in any filing made pursuant to Section 24(e)(1) of the Investment Company Act of 1940.) Pursuant to Rule 24f-2(c), the filing fee with respect to the policies is calculated as follows:

         $4,914,280.15 - 367,232.27 = $4,547,047.88 / 3300 = $1,377.89

(21) The actual aggregate sales price was $4,054,533.51, which consists of 1,458 policies allocating premiums to the Dreyfus Zero Coupon 2000 Subaccount. During the fiscal year ended December 31, 1996, the actual aggregate redemption price of Dreyfus Zero Coupon 2000 Subaccount policies redeemed was $2,055,667.99. (No portion of such aggregate redemption price has been applied by the Registrant pursuant to Rule 24f-2(c) in any filing made pursuant to Section 24(e)(1) of the Investment Company Act of 1940.) Pursuant to Rule 24f-2(c), the filing fee with respect to the policies is calculated as follows:

         $4,054,533.51 - 2,055,667.99 = $1,998,865.52 / 3300 = $605.72

(22) The actual aggregate sales price was $11,175,029.49, which consists of 4,858 policies allocating premiums to the Growth and Income Subaccount. During the fiscal year ended December 31, 1996, the actual aggregate redemption price of Growth and Income Subaccount policies redeemed was $2,038,020.84. (No portion of such aggregate redemption price has been applied by the Registrant pursuant to Rule 24f-2(c) in any filing made pursuant to Section 24(e)(1) of the Investment Company Act of 1940.) Pursuant to Rule 24f-2(c), the filing fee with respect to the policies is calculated as follows:

         $11,175,029.49 - $2,038,020.84 = $9,137,008.65 / 3300 = $2,768.79

(23) The actual aggregate sales price was $1,684,968.46, which consists of 1,126 policies allocating premiums to the Socially Responsible Subaccount. During the fiscal year ended December 31, 1996, the actual aggregate redemption price of Socially Responsible Subaccount policies redeemed was $205,542.95. (No portion of such aggregate redemption price has been applied by the Registrant pursuant to Rule 24f-2(c) in any filing made pursuant to Section 24(e)(1) of the Investment Company Act of 1940.) Pursuant to Rule 24f-2(c), the filing fee with respect to the policies is calculated as follows:

         $1,684,968.46 - 205,542.95 = $1,479,425.51 / 3300 = $448.31

(24) The actual aggregate sales price was $1,738,400.91, which consists of 693 policies allocating premiums to the Federated U.S. Government Bond Fund Subaccount. During the fiscal year ended December 31, 1996, the actual aggregate redemption price of Federated U.S. Government Bond Fund Subaccount policies redeemed was $330,449.24. (No portion of such aggregate redemption price has been applied by the Registrant pursuant to Rule 24f-2(c) in any filing made pursuant to Section 24(e)(1) of the Investment Company Act of 1940.) Pursuant to Rule 24f-2(c), the filing fee with respect to the policies is calculated as follows:

         $1,738,400.91 - 330,449.24 = $1,407,951.67 / 3300 = $426.65

(25) The actual aggregate sales price was $2,240,368.01, which consists of 956 policies allocating premiums to the Federated Utility Fund Subaccount. During the fiscal year ended December 31, 1996, the actual aggregate redemption price of Federated Utility Fund Subaccount policies redeemed was $365,456.98. (No portion of such aggregate redemption price has been applied by the Registrant pursuant to Rule 24f-2(c) in any filing made pursuant to Section 24(e)(1) of the Investment Company Act of 1940.) Pursuant to Rule 24f-2(c), the filing fee with respect to the policies is calculated as follows:

         $2,240,368.01 - 365,456.98 = $1,874,911.03 / 3300 = $568.15

(26) The actual aggregate sales price was $41,933.48, which consists of 12 policies allocating premiums to the Neuberger & Berman Balanced Subaccount. During the fiscal year ended December 31, 1996, the actual aggregate redemption price of Neuberger & Berman Balanced Subaccount policies redeemed was $85.31. (No portion of such aggregate redemption price has been applied by the Registrant pursuant to Rule 24f-2(c) in any filing made pursuant to Section 24(e)(1) of the Investment Company Act of 1940.) Pursuant to Rule 24f-2(c), the filing fee with respect to the policies is calculated as follows:

         $41,933.48 - 85.31 = $41,848.17 / 3300 = $12.68

(27) The actual aggregate sales price was $103,349.79, which consists of 58 policies allocating premiums to the Neuberger & Berman Growth Subaccount. During the fiscal year ended December 31, 1996, the actual aggregate redemption price of Neuberger & Berman Growth Subaccount policies redeemed was $2,366.42. (No portion of such aggregate redemption price has been applied by the Registrant pursuant to Rule 24f-2(c) in any filing made pursuant to Section 24(e)(1) of the Investment Company Act of 1940.) Pursuant to Rule 24f-2(c), the filing fee with respect to the policies is calculated as follows:

         $103,349.79 - 2,366.42 = $100,983.37 / 3300 = $30.60

(28) The actual aggregate sales price was $132,527.58, which consists of 32 policies allocating premiums to the Neuberger & Berman Limited Maturity Bond Subaccount. During the fiscal year ended December 31, 1996, the actual aggregate redemption price of Neuberger & Berman Limited Maturity Bond Subaccount policies redeemed was $58,578.22. (No portion of such aggregate redemption price has been applied by the Registrant pursuant to Rule 24f-2(c) in any filing made pursuant to Section 24(e)(1) of the Investment Company Act of 1940.) Pursuant to Rule 24f-2(c), the filing fee with respect to the policies is calculated as follows:

         $132,527.58 - 58,578.22 = $73,949.36 / 3300 = $22.41

(29) The actual aggregate sales price was $61,276.79, which consists of 40 policies allocating premiums to the TCI Growth Subaccount. During the fiscal year ended December 31, 1996, the actual aggregate redemption price of TCI Growth Subaccount policies redeemed was $1,702.94. (No portion of such aggregate redemption price has been applied by the Registrant pursuant to Rule 24f-2(c) in any filing made pursuant to Section 24(e)(1) of the Investment Company Act of 1940.) Pursuant to Rule 24f-2(c), the filing fee with respect to the policies is calculated as follows:

         $61,276.79 - 1,702.94 = $59,573.85 / 3300 = $18.05

(30) The actual aggregate sales price was $143,795.60, which consists of 40 policies allocating premiums to the Van Eck Worldwide Bond Subaccount. During the fiscal year ended December 31, 1996, the actual aggregate redemption price of Van Eck Worldwide Bond Subaccount policies redeemed was $54,560.27. (No portion of such aggregate redemption price has been applied by the Registrant pursuant to Rule 24f-2(c) in any filing made pursuant to Section 24(e)(1) of the Investment Company Act of 1940.) Pursuant to Rule 24f-2(c), the filing fee with respect to the policies is calculated as follows:

         $143,795.60 - 54,560.27 = $89,235.33 / 3300 = $27.04

(31) The actual aggregate sales price was $18,470.93, which consists of 13 policies allocating premiums to the Van Eck Gold and Natural Resources Subaccount. During the fiscal year ended December 31, 1996, the actual aggregate redemption price of Van Eck Gold and Natural Resources Subaccount policies redeemed was $2,369.34. (No portion of such aggregate redemption price has been applied by the Registrant pursuant to Rule 24f-2(c) in any filing made pursuant to Section 24(e)(1) of the Investment Company Act of 1940.) Pursuant to Rule 24f-2(c), the filing fee with respect to the policies is calculated as follows:

         $18,470.93 - 2,369.34 = $16,101.59 / 3300 = $4.88

(32) The actual aggregate sales price was $71,376.01, which consists of 66 policies allocating premiums to the Van Eck Emerging Markets Subaccount. During the fiscal year ended December 31, 1996, the actual aggregate redemption price of Van Eck Emerging Markets Subaccount policies redeemed was $2,831.53. (No portion of such aggregate redemption price has been applied by the Registrant pursuant to Rule 24f-2(c) in any filing made pursuant to Section 24(e)(1) of the Investment Company Act of 1940.) Pursuant to Rule 24f-2(c), the filing fee with respect to the policies is calculated as follows:

         $71,376.01 - 2,831.53 = $68,544.48 / 3300 = $20.77

(33) The actual aggregate sales price was $460,357.91, which consists of 135 policies allocating premiums to the Alger American Small Capitalization Subaccount. During the fiscal year ended December 31, 1996, the actual aggregate redemption price of Alger American Small Capitalization Subaccount policies redeemed was $9,164.19. (No portion of such aggregate redemption price has been applied by the Registrant pursuant to Rule 24f-2(c) in any filing made pursuant to Section 24(e)(1) of the Investment Company Act of 1940.) Pursuant to Rule 24f-2(c), the filing fee with respect to the policies is calculated as follows:

         $460,357.91 - 9,164.19 = $451,193.72 / 3300 = $136.73

                                                              February 26, 1997

Providentmutual Life and Annuity Company
  of America
300 Continental Drive
Newark, DE  19713

                  Re:      Rule 24f-2 Notice
                           Providentmutual Variable Annuity Separate Account Registration Nos. 33-44180 and 33-65512

Dear Sirs/Madames:

                  I have served as counsel to Providentmutual Life and Annuity Company of America in connection with the above-referenced Notice. In my opinion, the securities being registered with respect to the Providentmutual Variable Annuity Separate Account are legally issued, fully paid and non-assessable.

                                                              Very truly yours,


                                                              Adam Scaramella

AS/ja